Commitments and Contingencies - Additional Information (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Commitments And Contingencies Disclosure [Line Items]
Restricted cash	$ 102,336,000	$ 102,591,000
Containers orders placed	23,850,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0